Summary of Effects of Offsetting Derivative Assets and Derivative Liabilities (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2015	Mar. 31, 2014
Offsetting Asset and Liabilities [Line Items]
Gross amounts presented in consolidated balance sheet, Derivative asset	¥ 30,407	¥ 11,887
Financial instruments, Derivative asset	¥ 10,387	¥ 5,619
Cash collateral, Derivative asset
Net amounts, Derivative asset	¥ 20,020	¥ 6,268
Gross amounts presented in the consolidated balance sheet, Derivative liability	48,324	30,549
Financial instruments, Derivative liability	37,820	22,058
Cash collateral, Derivative liability	612
Net amounts, Derivative liability	9,892	8,491
Subject to master netting arrangement
Offsetting Asset and Liabilities [Line Items]
Gross amounts presented in consolidated balance sheet, Derivative asset	26,032	9,386
Financial instruments, Derivative asset	¥ 10,387	¥ 5,619
Cash collateral, Derivative asset
Net amounts, Derivative asset	¥ 15,645	¥ 3,767
Gross amounts presented in the consolidated balance sheet, Derivative liability	43,791	28,017
Financial instruments, Derivative liability	37,820	22,058
Cash collateral, Derivative liability	612
Net amounts, Derivative liability	5,359	5,959
Not subject to master netting arrangement
Offsetting Asset and Liabilities [Line Items]
Gross amounts presented in consolidated balance sheet, Derivative asset	4,375	2,501
Net amounts, Derivative asset	4,375	2,501
Gross amounts presented in the consolidated balance sheet, Derivative liability	4,533	2,532
Net amounts, Derivative liability	¥ 4,533	¥ 2,532